TAXES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Effective tax rates	0.00%	0.00%